Bank Loans (Tables)	6 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-term Bank Loans

Short-term loans consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Bank of Communications of China (“BCC”):
Effective interest rate at 5.655% (1)	$-	$2,545,200

Industrial and Commercial Bank of China (“ICBC”):
Effective interest rate at 5.655% (2)	-	1,696,800

Cathay Bank
Effective interest rate at 4.25% (3)	910,000	900,000
Total	$910,000	$5,142,000

(1)	In August 2019, the Company entered into two loan agreements with BCC Dongguan Branch to borrow a total of RMB 18 million ($2.5 million) as working capital for one year. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points. The Company’s subsidiary Meijia pledged its land use right of approximately $2.1 million and buildings of approximately $8.2 million as collaterals to secure these loans (see Note 6 and Note 7). In addition, Mr. Silong Chen, the CEO of the Company, provided personal guarantee for the loans. The Company fully repaid the loans in July 2020 upon maturity.

(2)

On August 9, 2019, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million ($1.7 million) as working capital for one year. The loan bears a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.345 basis points. Mr. Silong Chen, pledged his personal assets as the collateral to secure this loan. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, relatives of Mr. Silong Chen, and Dongguan Dogness also provided the joint guarantee to this loan. The Company fully repaid the loan in July 2020 upon maturity.

(3)

On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets.

Schedule of Long-term Loan

Long-term loan consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Southwestern National Bank
Paycheck Protection Program (PPP) Loan	$73,300	$73,300

Dongguan Rural Commercial Bank
Effective interest rate at 6.15% and 6.55%	7,578,092	-
Total	$7,651,392	$73,300
Less: current portion of long-term loans	623,669	-
Long-term loans	$7,027,723	$73,300

Schedule of Repayment of Bank Loans

As of December 31, 2020, the Company’s short-term and long-term loans totaled approximately $8.6 million. The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending December 31,	Repayment
2021	$1,533,669
2022	1,024,354
2023	4,035,655
2024	385,010
2025	411,062
2026	438,499
2027	467,770
2028	265,373
Total	$8,561,392